                            [LOGO] Consulting Group

                               Consulting Group
                             Capital Markets Funds

                   Multi-Strategy Market Neutral Investments


         Semi-Annual Report          [LOGO] TRAK(R)
         September 30, 2001          Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

Table of Contents



SHAREHOLDER LETTER.................  1

SCHEDULE OF INVESTMENTS............  3

SCHEDULE OF SHORT SALES............ 12

STATEMENT OF ASSETS AND LIABILITIES 16

STATEMENT OF OPERATIONS............ 17

STATEMENTS OF CHANGES IN NET ASSETS 18

NOTES TO FINANCIAL STATEMENTS...... 19

FINANCIAL HIGHLIGHTS............... 23

Consulting Group
Capital Markets Funds


DEAR SHAREHOLDERS:

Market Overview

At the end of the period under review, the U.S. slowdown was already the deepest, broadest, and longest since the 1990-91 recession. Since the beginning of 2001, many U.S. companies reacted to the pressure of slowing business by decreasing expenses, particularly by reducing the size of their workforce and we have seen the largest rise in unemployment since the last recession. The optimism for the continual appreciation of stocks, and for technology, media, and telecommunications stocks in particular, was shaken during the period. Negative earnings surprises, rising oil prices, and the euro's continued weakness against the U.S. dollar resulted in persistent volatility amongst the world's equity markets along with a widespread rationalization of stock valuations across many industries.

Prior to the events of September 11, investors were beginning to see signs of a "bottoming-out" of the U.S. economy, and markets were beginning to be viewed as close to reasonable value with limited downside risk. Since then, consumer confidence has suffered another setback, raising strong doubts that consumer spending (which comprises fully two-thirds of U.S. GDP) would maintain its previous pace, thus increasing the probability of an outright contraction in GDP. Economic history has shown that consumer sentiment, if left unchecked, can often become a self-fulfilling prophecy. As a result, the Federal Reserve Board ("Fed") lowered its target for the federal funds rate by 50 basis points in mid-September (to 3.0%), after trimming 25 basis points from the target in mid-August. In addition, Congress approved a large package of federal aid to assist in the relief and rebuilding effort and additional fiscal stimulus measures were under active consideration as the quarter came to a close. The Fed acted again shortly after the quarter ended, pushing its target for the federal funds rate to 2.5%, the lowest since 1962.

As the quarter ended, many U.S. equity benchmarks posted their worst quarterly returns since the 1987 stock market crash. The Dow Jones Industrial Average lost 15.37% for the third quarter of 2001, while the Standard & Poor's 500 Index ("S&P 500") fell 14.68%. This drop left the S&P 500 nearly 32% below the record high it set in March of 2000. Value-oriented benchmarks generally outperformed growth indices, continuing a trend that began in the first quarter of 2000. Virtually every major economic sector in the S&P 500 saw losses in the third quarter. The exceptions were Consumer Non-Durables, which gained 3.6%, and Healthcare, which posted a 3.1% gain. Both sectors benefited from their perceived "defensive" characteristic of being less exposed to cyclical economic downturns. Among the declining sectors, Technology continued to lead the way downward with a 33.2% loss in the third quarter. The Russell 1000 Growth Index posted a loss of 19.41% in the third quarter, versus a 10.96% loss for the Russell 1000 Value Index. Value has outperformed growth in four of the last five quarters.

Not surprisingly, prices of Treasury securities - traditional havens in times of crisis - jumped following the attack, sending yields sharply lower. The yield on the 10-year note fell to 4.60% by the end of the quarter, from 4.84% on September 10 and 5.42% at the end of the second quarter. The Fed helped push bond prices higher, cutting short-term interest rates immediately after the attack and injecting billions of dollars in liquidity into the banking system to stabilize the markets. The Fed slashed rates again shortly after the quarter ended, pushing its target for the federal funds rate to 2.5%, the lowest since 1962.

Consulting Group Capital Markets Funds: Multi-Strategy Market Neutral Investments ("Portfolio")

For the six months ended September 30, 2001, the Portfolio returned 3.93%. In comparison, the S&P 500 returned negative 9.68% while the 3-Month T-Bill Index returned 1.71%. During the period under review, the advisers to the Portfolio were Calamos Asset Management, Pegasus Investments, Inc. and SSgA Funds Management, Inc. who manage the convertible arbitrage, merger arbitrage and equity market neutral allocations, respectively.

The ongoing volatility we have been experiencing heightens the need to adhere to a long-term investment strategy but it also highlights the advantages of the Portfolio's multi-strategy approach. Each strategy has been impacted to some degree by the general market. Together, however, the Portfolio has delivered more consistent returns and provided downside protection in a declining equity market. Long/short equity strategies saw the greatest swing in returns earlier in the reporting period, rewarding fundamental stock pickers, while our adviser, which is quantitative in nature, experienced negative returns. The second half of the period saw our adviser's strategy come back strong and provide net positive returns for the period. The Portfolio's convertible arbitrage strategy was not substantially impacted by the overall widening of credit spreads that occurred. The Portfolio's merger arbitrage strategy was impacted by several cancelled merger deals and a generally negative market environment for merger activity.

Market leadership is constantly changing. Since no one can accurately and consistently predict when these shifts will occur or how long they will last, it is important to position your investments to perform regardless of market activity. By using Multi-Strategy Market Neutral Investments you are accessing additional diversification benefits that have been shown to have low correlation to both stocks and bonds. On behalf of the professionals at Consulting Group and our sub-advisers, we thank you for your continued support. If you have any questions on this investment or your overall portfolio, please contact your Financial Consultant.

Sincerely,

/s/ Heath B. McLendon   /s/ Frank L. Campanale

Heath B. McLendon       Frank L. Campanale
Chairman                Investment Officer of the
                        Consulting Group Capital Markets Funds

October 8, 2001

          Schedule of Investments
          September 30, 2001 (unaudited)


           Shares                 Security                   Value
           ----------------------------------------------------------
           COMMON STOCK -- 50.8%

           Advertising -- 0.0%
              908 Key3Media Group, Inc.+................... $  3,596
                                                            --------

           Aerospace/Defense -- 0.5%
            4,400 Boeing Co................................  147,400
            1,100 L-3 Communications Holdings, Inc.*.......   96,195
            2,600 United Technologies Corp.*...............  120,900
                                                            --------
                                                             364,495
                                                            --------

           Apparel -- 0.6%
            8,100 Coach, Inc.*.............................  214,731
            8,300 Reebok International Ltd.*...............  171,810
                                                            --------
                                                             386,541
                                                            --------

           Auto Manufacturers -- 0.3%
            9,900 Ford Motor Co.*..........................  171,765
                                                            --------

           Auto Parts & Equipment -- 0.3%
            6,500 Lear Corp.*..............................  175,630
                                                            --------

           Banks -- 1.1%
               40 AmSouth Bancorporation+..................      723
            2,900 Bank of America Corp.....................  169,360
           10,615 Bank United Corp.*+......................    2,866
               37 Comerica Inc.+...........................    2,050
                6 Fifth Third Bancorp.+....................      369
              569 M&T Bank Corp.+..........................   42,073
                2 North Fork Bancorp.+.....................       59
              641 Southside Bancshares Corp.+..............    9,660
            7,300 Southtrust Corp..........................  185,931
               13 The South Financial Group, Inc.*+........      207
               69 UBS AG*+.................................    3,184
            4,000 Union Planters Corp......................  171,600
            5,600 Wachovia Corp............................  173,600
                                                            --------
                                                             761,682
                                                            --------

           Beverages -- 0.2%
            3,600 The Pepsi Bottling Group, Inc............  165,852
                                                            --------

           Biotechnology -- 0.4%
            2,000 Chiron Corp.*............................   88,860
            2,200 Genzyme Corp-General Division*...........   99,924
            1,400 Invitrogen Corp.*........................   92,064
                                                            --------
                                                             280,848
                                                            --------

           Chemicals -- 0.0%
              221 The Dow Chemical Co.+....................    7,240
                                                            --------

           Commercial Services -- 0.4%
            8,500 Pharmaceutical Product Development, Inc.*  248,965
                                                            --------

           Computers -- 1.5%
           25,500 Compaq Computer Corp.+...................  211,905
            8,800 Dell Computer Corp.*.....................  163,064
            9,400 Electronics for Imaging, Inc.*...........  153,032


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


               Shares            Security               Value
               --------------------------------------------------
               Computers -- 1.5% (continued)
               10,600 Mentor Graphics Corp.*......... $  146,068
                8,283 Seagate Technology, Inc.*......          0
               11,900 Storage Technology Corp.*......    149,345
               17,900 Sun Microsystems, Inc.*........    148,033
                                                      ----------
                                                         971,447
                                                      ----------

               Cosmetics/Personal Care -- 0.3%
                5,200 Alberto-Culver Co..............    202,228
                                                      ----------

               Diversified Financial Services -- 1.7%
                2,200 The Bear Stearns Cos., Inc.*...    110,022
                1,300 Fannie Mae*....................    104,078
                1,600 Freddie Mac....................    104,000
               13,200 Heller Financial, Inc.+........    696,564
                1,900 Household International, Inc...    107,122
                                                      ----------
                                                       1,121,786
                                                      ----------

               Electric -- 6.2%
                4,000 Allegheny Energy Inc...........    146,800
                5,300 Cinergy Corp.*.................    163,611
               20,000 Conectiv*......................    470,000
                4,500 Entergy Corp...................    160,020
                4,700 FirstEnergy Corp.*.............    168,965
               30,527 GPU Inc.*+.....................  1,232,070
                6,900 Mirant Corp.*..................    151,110
               27,000 Niagra Mohawk Holdings Inc.*+..    458,190
                6,000 Orion Power Holdings, Inc.*....    153,000
                4,300 PPL Corp.......................    140,180
                3,500 Public Service Enterprise Group    148,925
               14,500 RGS Energy Group Inc.+.........    561,150
                3,500 TXU Corp.......................    162,120
                                                      ----------
                                                       4,116,141
                                                      ----------

               Electronics -- 2.3%
                3,200 Amphenol Corp.*................    111,200
               26,000 C-MAC Industries Inc.*+........    518,440
               16,115 Packard BioScience Co.*+.......    127,470
               30,510 SCI Systems, Inc.*+............    549,180
                4,700 Varian Inc.*...................    119,756
                5,900 Vishay Intertechnology, Inc.*..    108,560
                                                      ----------
                                                       1,534,606
                                                      ----------

               Entertainment -- 0.8%
                7,540 Anchor Gaming*+................    312,910
                4,600 International Game Technology*.    195,500
                                                      ----------
                                                         508,410
                                                      ----------

               Environmental Control -- 0.2%
               10,100 Allied Waste Industries, Inc.*.    128,775
                                                      ----------

               Food -- 1.8%
               11,700 Dean Foods Co.*+...............    541,125
                   50 Hain Celestial Group Inc.*+....        913
                  960 Ralston Purina Group...........     31,488
               10,500 Smithfield Foods, Inc.*........    221,025
                5,908 Suiza Foods Corp.*.............    373,031
                                                      ----------
                                                       1,167,582
                                                      ----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


            Shares                Security                  Value
            ---------------------------------------------------------

            Forest Products & Paper -- 0.5%
             7,000 Westvaco Corp.+....................... $  179,900
             3,400 Willamette Industries, Inc.+..........    152,966
                                                          ----------
                                                             332,866
                                                          ----------

            Healthcare Products -- 1.7%
             4,562 C.R. Bard, Inc.*+.....................    234,532
             5,800 Henry Schein Inc......................    223,880
             4,024 Johnson & Johnson+....................    222,929
             3,500 St. Jude Medical, Inc.*...............    239,575
             3,000 Varian Medical Systems Inc.*..........    192,450
                                                          ----------
                                                           1,113,366
                                                          ----------

            Healthcare Services -- 1.4%
            11,300 DaVita, Inc.*.........................    229,955
             8,300 Oxford Health Plans, Inc.*............    235,720
             4,000 Tenet Healthcare Corp.*...............    238,600
             2,100 Wellpoint Health Networks.............    229,215
                                                          ----------
                                                             933,490
                                                          ----------

            Home Builders -- 0.3%
             4,900 Lennar Corp.*.........................    176,596
                                                          ----------

            Home Furnishings -- 0.0%
               593 Polycom Inc.*+........................     14,451
                                                          ----------

            Household Products/Wares -- 0.2%
             4,300 The Clorox Co.*.......................    159,100
                                                          ----------

            Insurance -- 2.5%
               114 Aegon N.V.+...........................      2,975
             4,600 Ambac Financial Group, Inc............    251,666
             4,103 American International Group, Inc.+...    320,034
             2,900 John Hancock Financial Services, Inc.*    115,855
             9,700 Old Republic International Corp.......    254,237
             1,700 Progressive Corp......................    227,630
             8,400 Protective Life Corp..................    243,600
               506 Radian Group Inc.+....................     19,481
             2,700 RenaissanceRe Holdings Ltd............    240,057
                                                          ----------
                                                           1,675,535
                                                          ----------

            Internet -- 0.5%
                 1 Avocent Corp.*+.......................         15
                 2 CMGI Inc.*+...........................          2
                30 CNET Networks, Inc.*+.................        129
                15 Commerce One, Inc.*+..................         37
            35,159 HotJobs.com, Ltd.*+...................    209,899
                15 Openwave Systems Inc.*+...............        191
             4,400 Symantec Corp.*.......................    152,548
                                                          ----------
                                                             362,821
                                                          ----------

            Leisure Time -- 0.9%
            17,900 Galileo International, Inc.+..........    371,604
             5,000 Harley-Davidson, Inc..................    202,500
                                                          ----------
                                                             574,104
                                                          ----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


         Shares                   Security                    Value
         --------------------------------------------------------------

         Lodging -- 0.3%
           8,500 MGM Mirage Inc.*.......................... $  191,080
                                                            ----------

         Media -- 0.7%
           3,500 AOL Time Warner Inc.*.....................    115,850
              82 Clear Channel Communications, Inc.*+......      3,268
               1 Comcast Corp.*+...........................         43
           2,000 The McGraw-Hill Cos., Inc.................    116,400
               1 Primedia Inc.*+...........................          2
           2,800 Scholastic Corp.*.........................    121,800
              22 Vivendi Universal SA+.....................      1,010
           6,100 The Walt Disney Co.*......................    113,582
                                                            ----------
                                                               471,955
                                                            ----------

         Miscellaneous Manufacturing -- 1.9%
           3,200 Cooper Industries, Inc.+..................    132,704
           7,200 Crane Co..................................    157,824
           3,400 Danaher Corp..............................    160,412
          10,187 Honeywell International Inc.+.............    268,937
           3,600 ITT Industries, Inc.......................    161,280
           7,700 Lancaster Colony Corp.....................    215,677
              15 SPX Corp.*+...............................      1,244
           3,900 Tyco International Ltd....................    177,450
                                                            ----------
                                                             1,275,528
                                                            ----------

         Oil & Gas -- 5.8%
              74 Anadarko Petroleum Corp.+.................      3,558
              21 Forest Oil Corp.*+........................        508
             850 Kerr-McGee Corp...........................     44,123
           9,900 Louis Dreyfus Natural Gas Corp.*+.........    385,110
          15,153 Mitchell Energy & Development Corp.+......    759,468
           4,400 Occidental Petroleum Corp.*...............    107,096
          12,924 Phillips Petroleum Co.*+..................    697,121
          13,251 Texaco Inc.+..............................    861,315
          18,374 Ultramar Diamond Shamrock Corp.*+.........    880,850
           3,000 Valero Energy Corp........................    105,300
                                                            ----------
                                                             3,844,449
                                                            ----------

         Pharmaceuticals -- 3.2%
          13,064 AmerisourceBergen Corp.*..................    926,891
           2,100 Barr Laboratories Inc.*...................    166,026
              45 Cardinal Health Inc.+.....................      3,328
          18,696 Duramed Pharmaceuticals, Inc.*+...........    378,407
         121,982 Elan Corp. PLC, Contingent Value Rights+..     15,894
           3,700 Express Scripts, Inc.*....................    205,350
           3,000 Forest Laboratories, Class A Shares.......    216,420
           5,600 King Pharmaceuticals Inc.*................    234,920
             107 MedImmune Inc.*+..........................      3,794
               3 Pharmacia Corp.*+.........................        134
                                                            ----------
                                                             2,151,164
                                                            ----------

         Real Estate Investment Trust -- 1.7%
          14,082 Charles E. Smith Residential Realty, Inc.+    725,223
          37,559 Meristar Hospitality Corp.+...............    396,247
                                                            ----------
                                                             1,121,470
                                                            ----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


         Shares                  Security                     Value
         --------------------------------------------------------------

         Retail -- 2.4%
          7,900 99 Cents Only Stores*...................... $  255,565
          4,000 Autozone Inc.*.............................    207,440
          5,000 BJ's Wholesale Club, Inc.*.................    238,050
          9,700 Blockbuster Inc.*..........................    212,430
          9,500 Brinker International, Inc.*...............    224,390
         17,200 Office Depot, Inc.*........................    233,920
          8,400 Ross Stores, Inc...........................    245,700
                                                            ----------
                                                             1,617,495
                                                            ----------

         Savings & Loans -- 2.1%
          4,365 American Bank of Connecticut+..............    134,006
         16,100 Dime Bancorp, Inc.+........................    633,052
          5,800 Golden State Bancorp Inc...................    176,320
          2,800 Golden West Financial Corp.................    162,680
          4,700 Greenpoint Financial Corp..................    164,970
          4,400 Washington Mutual Inc......................    169,312
                                                            ----------
                                                             1,440,340
                                                            ----------

         Semiconductors -- 0.3%
             10 Applied Materials, Inc.*+..................        292
              4 Applied Micro Circuits Corp.*+.............         26
              0 ASML Holdings N.V.*........................          5
          1,800 International Rectifier Corp.*.............     49,014
          1,600 KLA-Tencor Corp.*..........................     50,528
          1,500 Linear Technology Corp.....................     49,200
             12 Marvell Technology Group Ltd.*+............        172
          1,500 Maxim Integrated Products, Inc.*...........     52,410
             10 Texas Instruments Inc.+....................        250
                                                            ----------
                                                               201,897
                                                            ----------

         Software -- 2.2%
          4,600 Automatic Data Processing, Inc.............    216,384
          6,600 BMC Software Inc.*.........................     83,820
          3,600 Cerner Corp.*..............................    178,200
             15 Choicepoint Inc.*+.........................        645
          6,700 Citrix Systems Inc.*.......................    132,660
          6,700 Computer Associates International, Inc.....    172,458
          1,400 First Data Corp............................     81,564
          6,500 Fiserv Inc.*...............................    222,300
          3,000 Microsoft Corp.*...........................    153,510
          1,537 Peregrine Systems, Inc.*+..................     19,412
          9,600 The Reynolds & Reynolds Co., Class A Shares    223,680
                                                            ----------
                                                             1,484,633
                                                            ----------

         Telecommunications -- 1.9%
             29 Alcatel SA+................................        337
          8,740 AT&T Corp.+................................    168,683
         36,433 Deutsche Telekom AG*+......................    564,711
          9,531 Deutsche Telekom AG*.......................    148,127
          3,262 Illumlnet Holdings, Inc.*..................    125,000
             12 Nortel Networks Corp.+.....................         70
            122 Telefonica de Argentina SA*+...............      4,142
          1,700 US Cellular Corp.*.........................     84,150
          2,400 Verizon Communications Inc.*...............    129,864


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


 Shares                               Security                                Value
---------------------------------------------------------------------------------------
Telecommunications -- 1.9% (continued)
      54  WorldCom, Inc. - MCI Group*+.................................... $       822
   1,334  WorldCom, Inc. - WorldCom Group*+...............................      20,063
                                                                           -----------
                                                                             1,245,969
                                                                           -----------
Textiles -- 0.2%
   4,100  Mohawk Industries, Inc.*........................................     150,675
                                                                           -----------

Transportation -- 1.5%
  23,164  Swift Transportation Co.*+......................................     410,003
       4  United Parcel Service, Inc.+....................................         208
  34,911  Wisconsin Central Transportation Corp.*+........................     596,280
                                                                           -----------
                                                                             1,006,491
                                                                           -----------
          TOTAL COMMON STOCK
          (Cost -- $35,919,014)...........................................  33,863,064
                                                                           -----------
PREFERRED STOCK -- 7.2%

Banks -- 0.8%
  19,200  National Australia Bank Ltd., 7.875% Exchangeable 12/31/49+.....     517,057
                                                                           -----------

Diversified Financial Services -- 0.4%
  10,300  AES Trust VII, 6.000% Exchangeable 5/15/08+.....................     294,837
                                                                           -----------

Electric -- 2.1%
   8,500  Calpine Capital Trust III, 5.000% Exchangeable 8/1/05+..........     372,938
   4,750  Calpine Capital Trust III, 5.000% Exchangeable 8/1/05+++........     208,406
  15,000  Mirant Trust I, 6.250% Exchangeable 10/1/30.....................     802,500
                                                                           -----------
                                                                             1,383,844
                                                                           -----------

Machinery -- 0.5%
   6,600  Cummins Capital Trust I, 7.000% Exchangeable 6/15/31+...........     311,025
                                                                           -----------

Media -- 0.3%
   6,700  Emmis Communications Corp., 6.250% Exchangeable 12/31/49+.......     192,625
                                                                           -----------

Packaging -- 0.5%
   9,000  Sealed Air Corp., 0.500% Exchangeable 4/1/18+...................     355,500
                                                                           -----------

Savings & Loan -- 1.1%
  12,800  Washington Mutual, Inc., 5.375% Exchangeable 5/1/41+............     713,600
                                                                           -----------

Semiconductors -- 0.4%
   7,400  Pioneer Standard-Electronics, Inc., 6.750% Exchangeable 3/31/28+     271,025
                                                                           -----------

Telecommunications -- 1.1%
   7,300  Lucent Technologies, Inc., 8.000% Exchangeable 8/1/31+..........     750,987
                                                                           -----------
          TOTAL PREFERRED STOCK
          (Cost -- $5,296,278)............................................   4,790,500
                                                                           -----------
  Face
 Amount
--------
CORPORATE CONVERTIBLE BONDS -- 23.6%

Apparel -- 0.9%
$630,000  Reebok International Ltd., 4.250% due 3/1/21+++.................     583,538
                                                                           -----------
Biotechnology -- 0.9%
 620,000  Genzyme Corp., 3.000% due 5/15/21+..............................     590,550
                                                                           -----------
Commercial Services -- 0.3%
 250,000  NCO Group, Inc., 4.750% due 4/15/06+++..........................     174,062
                                                                           -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


    Face
   Amount                         Security                           Value
  ----------------------------------------------------------------------------

  Computers -- 1.6%
  $620,000 Affiliated Computer Services, Inc., 3.500% due 2/15/06+ $  722,300
   320,000 The BISYS Group, Inc., 4.000% due 3/15/06+.............    335,600
                                                                   ----------
                                                                    1,057,900
                                                                   ----------

  Diversified Financial Services -- 0.6%
   400,000 Orion Power Holdings, Inc., 4.500% due 6/1/08+.........    394,000
                                                                   ----------

  Electronic Components & Equipment -- 0.8%
   570,000 Advanced Energy Industries, Inc., 5.000% due 9/1/06+++.    509,438
                                                                   ----------

  Electronics -- 1.4%
   840,000 Arrow Electronic, Inc., zero coupon due 2/21/21+.......    340,200
   440,000 Benchmark Electronics, Inc., 6.000% due 8/15/06+.......    338,250
   350,000 FEI Co., 5.500% due 8/15/08+++.........................    272,125
                                                                   ----------
                                                                      950,575
                                                                   ----------

  Environmental Control -- 1.0%
   660,000 Waste Connections, Inc., 5.500% due 4/15/06++..........    695,475
                                                                   ----------

  Healthcare Products -- 0.8%
   510,000 ResMed Inc., 4.000% due 6/20/06+++.....................    538,050
                                                                   ----------

  Household Products/Wares -- 0.8%
   470,000 American Greetings Corp., 7.000% due 7/15/06+++........    547,550
                                                                   ----------

  Insurance -- 0.8%
   550,000 The PMI Group, Inc., 2.500% due 7/15/21+++.............    553,437
                                                                   ----------

  Internet -- 0.5%
   400,000 E*TRADE Group, Inc., 6.750% due 5/15/08+++.............    321,000
                                                                   ----------

  Leisure Time -- 0.7%
   520,000 Carnival Corp., 2.000% due 4/15/21+++..................    481,650
                                                                   ----------

  Machinery Diversified -- 0.7%
   525,000 Briggs & Stratton Corp., 5.000% due 5/15/06+++.........    494,813
                                                                   ----------

  Media -- 1.7%
   600,000 Adelphia Communication Corp., 6.000% due 2/15/06+......    423,750
   370,000 Charter Communications Inc., 4.750% due 6/1/06+........    282,587
   350,000 Liberty Media Corp., 4.000% due 11/15/29+..............    269,500
   200,000 Liberty Media Corp., 3.750% due 2/15/30+...............    126,500
                                                                   ----------
                                                                    1,102,337
                                                                   ----------

  Mining -- 0.5%
   640,000 Inco Ltd., 0.000% due 3/29/21+.........................    342,400
                                                                   ----------

  Oil & Gas -- 0.8%
   600,000 Diamond Offshore Drilling, 1.500% due 4/15/31+++.......    508,500
                                                                   ----------

  Oil & Gas Services -- 0.9%
   700,000 Hanover Compressor Co., 4.750% due 3/15/08+............    606,375
                                                                   ----------

  Pharmaceuticals -- 3.0%
   200,000 COR Therapeutics, Inc., 4.500% due 6/15/06+++..........    171,500
   600,000 CV Therapeutics, Inc., 4.750% due 3/7/07+..............    504,000
   540,000 ICN Pharmaceuticals, Inc. 6.500% due 7/15/08+++........    540,000


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


  Face
 Amount                              Security                               Value
-------------------------------------------------------------------------------------

Pharmaceuticals -- 3.0% (continued)
$380,000  IVAX Corp., 4.500% due 5/15/08+............................... $   326,800
 450,000  Teva Pharmaceutical Finance LLC., 1.500% due 10/15/05+........     447,750
                                                                         -----------
                                                                           1,990,050
                                                                         -----------

Retail -- 1.2%
 720,000  School Specialty, Inc., 6.000% due 8/1/08+++..................     820,800
                                                                         -----------

Semiconductors -- 1.2%
 260,000  Chartered Semiconductor Manufacturing Ltd., 2.500% due 4/2/06+     221,000
 250,000  GlobeSpan, Inc., 5.250% due 5/15/06+++........................     164,375
 350,000  Kulicke and Soffa Industries, Inc., 5.250% due 8/15/06+++.....     319,375
 150,000  LTX Corp., 4.250% due 8/15/06+++..............................     122,063
                                                                         -----------
                                                                             826,813
                                                                         -----------

Software -- 1.8%
 635,000  First Data Corp., 2.000% due 3/1/08+..........................     654,050
 555,000  HNC Software Inc., 5.250% due 9/1/08+++.......................     516,844
                                                                         -----------
                                                                           1,170,894
                                                                         -----------

Telecommunications -- 0.7%
 525,000  Nortel Networks Corp., 4.250% due 9/1/08+++...................     463,968
                                                                         -----------
          TOTAL CORPORATE CONVERTIBLE BONDS
          (Cost -- $16,827,933).........................................  15,724,175
                                                                         -----------
Contracts
---------
PURCHASED OPTIONS -- 0.2%

Aerospace/Defense -- 0.0%
   1,100  Newport News Shipbuilding Inc., Put @ 60, Expire 11/17/01.....       1,320
     400  Newport News Shipbuilding Inc., Put @ 65, Expire 11/17/01.....         820
                                                                         -----------
                                                                               2,140
                                                                         -----------

Beverages -- 0.0%
   8,510  PepsiCo, Inc., Put @ 90, Expire 10/20/01......................         851
                                                                         -----------

Computers -- 0.0%
  12,500  Compaq Computer Corp., Put @ 7.5, Expire 4/20/02..............      13,750
                                                                         -----------

Food -- 0.0%
   3,500  IBP, Inc., Put @ 12.5, Expire 11/17/01........................         875
   2,700  IBP, Inc., Put @ 15, Expire 11/17/01..........................         540
   4,000  Tyson Foods, Inc., Put @ 7.5, Expire 10/20/01.................       1,000
                                                                         -----------
                                                                               2,415
                                                                         -----------

Miscellaneous Manufacturing -- 0.2%
   3,200  Cooper Industries, Inc., Put @ 55, Expire 1/19/02.............      44,800
   9,700  Honeywell Inc., Put @ 32.5, Expire 12/22/01...................      63,050
                                                                         -----------
                                                                             107,850
                                                                         -----------

Telecommunications -- 0.0%
   8,700  AT&T Corp., Put @ 20, Expire 1/18/03..........................      14,790
   1,600  Deutsche Telekom AG, Put @ 20, Expire 10/20/01................       7,040
                                                                         -----------
                                                                              21,830
                                                                         -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)


 Contracts                                         Security                                            Value
----------------------------------------------------------------------------------------------------------------

Real Estate Investment Trust -- 0.0%
      2,500 Felcor Lodging Trust Inc., Call @ 15, Expire 12/22/01.................................. $     1,750
                                                                                                    -----------
            TOTAL PURCHASED OPTIONS
            (Cost -- $126,553).....................................................................     150,586
                                                                                                    -----------
   Face
  Amount
-----------
REPURCHASE AGREEMENT -- 18.2%
$12,140,000 Goldman Sachs Securities Inc., 3.140% due 10/1/01; Proceeds at maturity -- $12,143,177;
               (Fully collateralized by U.S. Treasury Bills, Notes & Bonds, 3.625% to 5.375%
               due 11/10/02 to 2/15/31; Market value -- $12,388,818) (Cost -- $12,140,000).........  12,140,000
                                                                                                    -----------
            TOTAL INVESTMENTS -- 100%
            (Cost -- $70,309,778**)................................................................ $66,668,325
                                                                                                    ===========

--------
 *  Non-income producing security.
 +  Security is segregated for short sale transactions.
 #  Security is segregated for written option contracts.
 ++ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
**  Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedule of Short Sales
          September 30, 2001 (unaudited)



      Shares                      Security                        Value
      --------------------------------------------------------------------
       4,500 Abbott Laboratories*............................... $233,325
      12,300 Accenture Ltd.*....................................  156,825
       5,407 Adelphia Communications Corp., Class A Shares*.....  120,035
      12,500 Advanced Energy Industries, Inc.*..................  207,875
       4,550 AES Corp.*.........................................   58,330
       7,800 Aetna Inc.*........................................  225,342
       4,625 Affiliated Computer Services, Inc., Class A Shares*  376,521
           1 Akamai Technologies, Inc.*.........................        4
       6,900 Albertson's, Inc.*.................................  219,972
         445 Allegiant Bancorp, Inc.............................    5,318
          38 Amdocs Ltd.*.......................................    1,013
       5,100 American Express Co.*..............................  148,206
       2,847 American Financial Holdings, Inc...................   69,894
      23,500 American Greetings Corp.*..........................  311,140
       3,800 American Home Products Corp.*......................  221,350
       4,103 American International Group*......................  320,033
       4,200 American Water Works Inc.*.........................  165,900
       9,810 Amerisourcebergen Corp.*...........................  696,020
       4,300 Applera Corp.-- Celera Genomics Group *............  103,630
      27,856 Archstone Communications Trust.....................  727,041
       3,650 Arrow Electronics Inc.*............................   76,139
         110 ASM Lithography Holding N.V.*......................    1,233
      17,400 Atmel Corp.*.......................................  116,231
       5,908 Avnet Inc..........................................  107,467
          22 Axa................................................      431
           1 Axcelis Technologies Inc.*.........................        8
       5,500 Bank One Corp.*....................................  173,085
       4,791 Barr Laboratories, Inc.*...........................  378,777
       7,100 Bausch & Lomb Inc..................................  200,930
          39 BB&T Corp.*........................................    1,422
       4,950 Benchmark Electronics Inc.*........................   81,774
      20,600 Big Lots, Inc......................................  170,774
       2,350 The BISYS Group, Inc.*.............................  124,596
         150 BP Amoco PLC ADR...................................    7,376
       3,750 Briggs & Stratton Corp.............................  117,038
       5,900 Broadwing Inc.*....................................   94,872
       5,500 Brocade Communications Systems, Inc.*..............   77,165
       7,925 Calpine Corp.*.....................................  180,769
       8,700 CAN Financial Corp.*...............................  235,248
       5,200 Carnival Corp......................................  114,504
      18,700 Cendant Corp.*.....................................  239,360
      14,900 The Charles Schwab Corp............................  171,350
      13,900 Charter Communications Inc.*.......................  172,082
       3,900 Chartered Semiconductor Manufacturing Ltd.*........   67,275
      10,196 Chevron Corp.*.....................................  864,111
       3,600 Chubb Corp.........................................  257,076
       3,400 Coca-Cola Co.......................................  159,290
      10,800 Coca-Cola Enterprises Inc.*........................  165,672
       3,300 Comcast Corp., Class A Shares*.....................  118,371
       6,500 Computer Sciences Corp.*...........................  215,605
       2,900 Concord EFS Inc.*..................................  141,955
      11,900 Conexant Systems, Inc.*............................   98,770
       6,100 Constellation Energy Group, Inc....................  147,620
       3,300 COR Therapeutics, Inc.*............................   74,679
           7 Corning Inc........................................       64
       2,800 Cox Communications Inc., Class A Shares*...........  116,900
           5 Crompton Corp......................................       35


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)



              Shares              Security                Value
              ----------------------------------------------------
               9,000 Cummins Engine Co., Inc.*.......... $297,000
               5,100 CV Therapeutics, Inc.*.............  198,186
               4,500 Deere & Co.........................  169,245
              43,964 Deutsche Telekom AG*...............  681,452
               8,823 Devon Energy Corp..................  303,511
               3,900 Diamond Offshore Drilling*.........   98,358
              13,500 Dollar General Corp................  157,950
               3,202 Dominion Resources, Inc............  190,039
                  12 DTE Energy Co......................      517
              22,000 E*TRADE Group, Inc.*...............  133,100
               5,100 Eastman Kodak Co.*.................  165,903
                   9 Elan Corp. PLC ADR*................      441
               3,400 Electronic Arts Inc.*..............  155,278
               3,400 Emerson Electric Co................  160,004
               4,700 Emmis Communications Corp.*........   67,774
               7,118 Energy East Corp.*.................  143,143
                   8 Equity Office Properties Trust.....      256
               6,400 Estee Lauder Co., Inc..............  212,160
               4,600 FEI Co.*...........................  100,050
              29,433 FelCor Lodging Trust Inc...........  395,874
               4,300 First Data Corp....................  250,518
              14,503 FirstEnergy Corp.*.................  521,383
                   2 Flextronics International Ltd.*....       29
               4,500 Fluor Corp.........................  173,250
               2,900 FPL Group, Inc.....................  155,295
               3,900 Franklin Resources, Inc.*..........  135,213
              17,000 Gap Inc............................  203,150
              25,400 Gateway, Inc.*.....................  138,430
               5,002 Genzyme Corp.*.....................  227,191
                  29 Georgia-Pacific Group..............      835
               5,600 Gillette Co........................  166,880
               5,000 GlobeSpan, Inc.*...................   45,200
               7,300 Goodyear Tire & Rubber Co.*........  134,539
               3,700 H.J. Heinz Co......................  155,955
               6,300 Hanover Compressor Co.*............  136,332
              11,400 Health Management Associates Inc.*.  236,664
              22,925 Hewlett-Packard Co.................  369,093
              12,300 HNC Software Inc.*.................  230,010
               2,800 Human Genome Sciences, Inc.*.......   86,268
              21,600 Humana Inc.*.......................  260,496
               9,700 ICN Pharmaceuticals, Inc. *........  255,595
               3,100 Illinois Tool Works Inc............  167,741
               5,100 Inco Ltd.*.........................   63,291
               5,300 International Game Technology*.....  225,250
               9,901 The Interpublic Group of Cos., Inc.  201,980
               5,500 IVAX Corp.*........................  121,935
               7,100 Jabil Circuit Inc.*................  127,090
                   8 JDS Uniphase Corp.*................       51
               5,058 JP Morgan Chase & Co.*.............  172,731
               6,400 Kansas City Power & Light Co.*.....  166,976
                  11 King Pharmaceuticals, Inc.*........      447
                 850 Kerr-Mcgee.........................   44,124
              11,500 Kulicke and Soffa Industries, Inc.*  125,350
               3,700 Legg Mason, Inc.*..................  147,112
               2,800 Lehman Brothers Holdings Inc.......  159,180
               1,500 LTX Corp.*.........................   20,415


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)



          Shares                   Security                    Value
          -------------------------------------------------------------
          66,000 Lucent Technologies, Inc.................... $378,180
           5,600 Marriot International, Inc..................  187,040
           1,700 Marsh & McLennan Cos., Inc.*................  164,390
           8,400 Masco Corp..................................  171,696
               4 Maxtor Corp.*...............................       14
           7,800 McDonalds Corp.*............................  211,692
           6,790 The Mead Corp...............................  187,947
           4,900 Medtronic Inc.*.............................  213,150
           5,100 Mellon Financial Corp.*.....................  164,883
           2,401 Merck & Co..................................  159,907
              10 Microsoft Corp.*............................      512
          16,500 Mirant Corp.*...............................  361,350
           3,800 Molex Inc...................................  106,818
           7,000 The MONY Group Inc.*........................  231,840
           7,100 Motorola Inc................................  110,760
           2,400 National Australia Bank Ltd. ADR............  153,144
           5,900 National Commerce Financial Corp.*..........  153,990
           4,200 NCO Group, Inc.*............................   57,456
           4,900 NCR Corp.*..................................  145,285
           7,100 NetIQ Corp.*................................  161,667
          10,300 Network Associates, Inc.*...................  132,767
               1 The News Corp. Ltd..........................       21
           9,200 Nextel Communications, Inc., Class A Shares*   79,672
          13,500 Nordstrom, Inc..............................  195,075
          28,900 Nortel Networks Corp........................  162,129
           8,800 Northeast Utilities*........................  164,824
           3,500 Northern Trust Corp.........................  183,680
               2 Novellus Systems Inc.*......................       57
           7,500 OGE Energy Corp.*...........................  164,025
           3,000 Orion Power Holdings, Inc.*.................   76,500
           2,900 PACCAR Inc.*................................  142,303
           4,800 Parker-Hannifin Corp........................  164,640
           7,000 Paychex, Inc.*..............................  220,570
          11,327 Peregrine Systems, Inc.*....................  143,060
           5,014 PerkinElmer, Inc.*..........................  131,567
               2 Pfizer Inc..................................       80
           5,500 Pharmacia Corp.*............................  223,080
          12,905 Phillips Petroleum Co.*.....................  696,096
          15,600 Pioneer Standard Electronics, Inc.*.........  140,712
           3,000 The PMI Group, Inc..........................  187,170
           2,900 PNC Financial Services Group*...............  166,025
           5,000 Potomac Electric Power Co...................  109,800
           5,800 Province Healthcare Co.*....................  213,092
           3,300 Quest Software, Inc.*.......................   38,214
          11,400 Quintiles Transnational Corp.*..............  166,440
               4 Qwest Communications International Inc......       67
           4,200 Raytheon Co.*...............................  145,950
           5,100 Reebok International Ltd.*..................  105,570
           4,200 Regeneron Pharmaceutical, Inc.*.............   93,408
           7,500 Renal Care Group Inc.*......................  230,775
           5,400 ResMed Inc.*................................  274,320
          11,600 Rockwell International Corp.................  170,288
              46 Royal Bank Of Canada*.......................    1,403
          18,600 Royal Caribbean Cruises Ltd.................  199,578
           9,500 Ryder Systems Inc.*.........................  189,905
           8,000 Safeco Corp.*...............................  242,640


                      See Notes to Financial Statements.

Schedule of Short Sales
(unaudited) (continued)



             Shares              Security                  Value
             -------------------------------------------------------
             41,489 Sanmina Corp.*..................... $   563,421
             14,400 School Speciality, Inc.*...........     440,064
              3,600 Sealed Air Corp.*..................     131,364
              9,400 Six Flags Inc.*....................     114,962
             56,217 Solectron Corp.**..................     654,928
              6,400 The Southern Co.*..................     153,472
              7,200 Sprint, Corp.*.....................     189,288
              5,900 The St. Paul Cos., Inc.............     243,198
                255 Stone Energy Corp.*................       8,211
              8,053 Suiza Foods Corp.*.................     508,466
                  1 Sun Microsystems, Inc.*............           8
             23,148 Swift Transportation Co., Inc.*....     409,720
              7,300 Symbol Technologies, Inc...........      76,577
              9,100 TeleCorp PCS Inc.*.................     100,555
              2,400 Teva Pharmaceutical Industries Ltd.     145,080
              1,700 Texaco Inc.........................     110,500
              3,900 Textron Inc........................     131,079
             10,200 Tiffany & Co.......................     220,830
              7,725 TMP Worldwide Inc.*................     219,313
             11,700 Toys "R" Us, Inc.*.................     201,591
                  2 Transocean Sedco Forex Inc.........          53
              5,147 Tyco International Ltd.............     234,189
             11,299 Valero Energy Corp.................     396,560
              3,036 Verisign, Inc.*....................     127,208
                 15 Veritas Software Corp.*............         277
                  1 Verizon Communications Inc.*.......          54
                190 Viacom Inc., Class B Shares*.......       6,555
                  6 Viatel, Inc.*......................           0
              7,400 Vignette Corp.*....................      26,196
              4,000 Vulcan Materials Co.*..............     172,800
              6,700 Walgreen Co.*......................     230,681
              3,900 Wal-Mart Stores, Inc...............     193,050
             21,995 Washington Mutual, Inc.............     846,368
                200 The Washington Post Co.*...........     103,960
             10,500 Waste Connections, Inc.*...........     283,500
              4,400 Watson Pharmaceutical Inc.*........     240,723
              3,810 Wells Fargo, Co....................     169,373
                  0 WPP Group PLC......................           5
              1,200 Zebra Technologies Corp.*..........      44,952
                200 Zions Bancorp......................      10,734
                                                        -----------
                    TOTAL OPEN SHORT SALES
                    (Proceeds -- $40,168,361).......... $35,481,157
                                                        ===========

--------
*Non-income producing security.


                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          September 30, 2001 (unaudited)


ASSETS:
  Investments, at value (Cost -- $70,309,778)....................................... $ 66,668,325
  Receivable for open short sales...................................................   40,168,361
  Receivable for short sales sold (Note 7)..........................................      647,996
  Dividends and interest receivable.................................................      204,099
  Receivable for securities sold....................................................      176,166
  Receivable for Fund shares sold...................................................       95,202
                                                                                     ------------
  Total Assets......................................................................  107,960,149
                                                                                     ------------
LIABILITIES:
  Payable for open short sales (Note 7).............................................   35,481,157
  Payable to bank...................................................................    5,157,019
  Payable for securities purchased..................................................    1,795,592
  Management fee payable............................................................      117,491
  Dividends payable.................................................................       41,308
  Administration fee payable........................................................        9,686
  Accrued expenses..................................................................       84,204
                                                                                     ------------
  Total Liabilities.................................................................   42,686,457
                                                                                     ------------
Total Net Assets.................................................................... $ 65,273,692
                                                                                     ============
NET ASSETS:
  Par value of shares of beneficial interest........................................ $      7,715
  Capital paid in excess of par value...............................................   63,625,809
  Undistributed net investment income...............................................      904,069
  Accumulated net realized loss from security transactions, options and short sales.     (309,652)
  Net unrealized appreciation of investments and short sales........................    1,045,751
                                                                                     ------------
Total Net Assets.................................................................... $ 65,273,692
                                                                                     ============
Shares Outstanding..................................................................    7,715,396
                                                                                     ============
Net Asset Value, per share..........................................................        $8.46
                                                                                     ============



                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended September 30, 2001 (unaudited)



INVESTMENT INCOME:
  Interest........................................................................ $  865,871
  Dividends.......................................................................    358,464
  Less: Foreign withholding tax...................................................        (16)
                                                                                   ----------
  Total Investment Income.........................................................  1,224,319
                                                                                   ----------
EXPENSES:
  Management fee (Note 2).........................................................    356,777
  Administration fee (Note 2).....................................................     51,969
  Shareholder communications......................................................     34,877
  Custody.........................................................................     21,348
  Shareholder and systems servicing fees..........................................     20,250
  Registration fees...............................................................     11,901
  Audit and legal.................................................................      9,175
  Pricing fees....................................................................      6,874
  Trustees' fees..................................................................      1,636
  Other...........................................................................      1,488
                                                                                   ----------
  Total Expenses Before Dividend Expense on Short Sales and Management Fee Waiver.    516,295
  Less: Management fee waiver (Note 2)............................................    (24,693)
                                                                                   ----------
  Net Expenses Before Dividend Expense on Short Sales.............................    491,602
  Plus: Dividend expense on short sales...........................................    201,551
                                                                                   ----------
  Net Expenses....................................................................    693,153
                                                                                   ----------
Net Investment Income.............................................................    531,166
                                                                                   ----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS,
FOREIGN CURRENCIES AND SHORT SALES (NOTES 3, 5 AND 7):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities)........................   (159,420)
   Options written................................................................     25,386
   Options purchased..............................................................   (109,757)
   Foreign currency transactions..................................................        826
   Short sales....................................................................  1,112,044
                                                                                   ----------
  Net Realized Gain...............................................................    869,079
                                                                                   ----------
  Change in Net Unrealized Appreciation of Investments and Short Sales:
   Begining of period.............................................................    440,350
   End of period..................................................................  1,045,751
                                                                                   ----------
  Increase in Net Unrealized Appreciation.........................................    605,401
                                                                                   ----------
Net Gain on Investments, Options, Foreign Currencies and Short Sales..............  1,474,480
                                                                                   ----------
Increase in Net Assets From Operations............................................ $2,005,646
                                                                                   ==========

                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended September 30, 2001 (unaudited) and the Year Ended March 31, 2001 (a)


                                                                  September 30   March 31
---------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income.......................................... $   531,166  $  1,413,121
  Net realized gain..............................................     869,079       483,803
  Increase in net unrealized appreciation........................     605,401       418,223
                                                                  -----------  ------------
  Increase in Net Assets From Operations.........................   2,005,646     2,315,147
                                                                  -----------  ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income..........................................          --    (1,575,747)
  Net realized gains.............................................          --    (1,844,387)
                                                                  -----------  ------------
  Decrease in Net Assets From Distributions to Shareholders......          --    (3,420,134)
                                                                  -----------  ------------
FUND SHARE TRANSACTIONS (NOTE 8):
  Net proceeds from sale of shares...............................  27,298,980    70,354,727
  Net asset value of shares issued for reinvestment of dividends.          --     3,389,005
  Cost of shares reacquired......................................  (9,152,605)  (60,099,957)
                                                                  -----------  ------------
  Increase in Net Assets From Fund Share Transactions............  18,146,375    13,643,775
                                                                  -----------  ------------
Increase in Net Assets...........................................  20,152,021    12,538,788
NET ASSETS:
  Beginning of period............................................  45,121,671    32,582,883
                                                                  -----------  ------------
  End of period*................................................. $65,273,692  $ 45,121,671
                                                                  ===========  ============
* Includes undistributed net investment income of:...............    $904,069      $372,077
                                                                  ===========  ============

--------
(a)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.



                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)


1. Significant Accounting Policies

Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and seventeen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Index Investments, Multi-Sector Fixed Income Investments and Global Sciences and Technology Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. At March 31, 2001, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Net investment income, net realized gains and net assets were not affected by this change; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled or closed.

Notes to Financial Statements
(unaudited) (continued)



2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Portfolio (collectively, "Advisers").

Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                             Maximum
                                                               Actual       Allowable
                                                           Management Fee     Annual
Advisers                                      Advisory Fee    Incurred    Management Fee
-----------------------------------------------------------------------------------------
   Multi-Strategy Market Neutral Investments.                  1.38%          1.80%
   Calamos Asset Management..................     1.00%
   Pegasus Investments, Inc..................     1.20
   SSgA Funds Management, Inc................     1.00

For the six months ended September 30, 2001, SBFM waived $24,693 of its management fee.

SBFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended September 30, 2001, the Portfolio paid transfer agent fees of $10,925 to CFTC.

For the six months ended September 30, 2001, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, did not receive any brokerage commissions.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended September 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

          Purchases............................... $67,300,505
                                                   ===========
          Sales................................... $49,696,185
                                                   ===========

Notes to Financial Statements
(unaudited) (continued)



At September 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:
          Gross unrealized
            appreciation.................... $ 1,746,912
          Gross unrealized
            depreciation....................  (5,388,365)
                                             -----------
          Net unrealized
            depreciation.................... $(3,641,453)
                                             ===========


4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At September 30, 2001, the Portfolio did not hold any futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At September 30, 2001, the Portfolio held purchased put options with a total cost of $124,628. In addition, the Portfolio held purchased call options with a total cost of $1,925.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

Notes to Financial Statements
(unaudited) (continued)



The following covered call option transactions occurred during the six months ended September 30, 2001:

                                                   Number of
                                                   Contracts Premiums
-----------------------------------------------------------------------
Options written, outstanding at March 31, 2001....    128    $ 87,489
Options written...................................     77      20,484
Options cancelled in closing purchase transactions   (125)    (88,253)
Options exercised.................................    (80)    (19,720)
                                                     ----    --------
Options written, outstanding at September 30, 2001     --    $      0
                                                     ====    ========

6. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

8. Shares of Beneficial Interest

At September 30, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                               Six Months Ended    Year Ended
                              September 30, 2001 March 31, 2001
                              ------------------ --------------
Shares sold..................      3,272,246        8,280,410
Shares issued on reinvestment             --          421,517
Shares reacquired............     (1,100,293)      (7,058,252)
                                  ----------       ----------
Net Increase.................      2,171,953        1,643,675
                                  ==========       ==========

          Financial Highlights




For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                               2001(1)(2)  2001(2)  2000(2)(3)
                                                               ----------  -------  ----------
Net Asset Value, Beginning of Period..........................    $8.14      $8.36     $8.00
                                                                -------    -------   -------
Income From Operations:
  Net investment income(4)....................................     0.08       0.32      0.19
  Net realized and unrealized gain............................     0.24       0.23      0.44
                                                                -------    -------   -------
Total Income From Operations..................................     0.32       0.55      0.63
                                                                -------    -------   -------
Less Distributions From:
  Net investment income.......................................       --      (0.35)    (0.02)
  Net realized gains..........................................       --      (0.42)    (0.25)
                                                                -------    -------   -------
Total Distributions...........................................       --      (0.77)    (0.27)
                                                                -------    -------   -------
Net Asset Value, End of Period................................    $8.46      $8.14     $8.36
                                                                =======    =======   =======
Total Return..................................................     3.93%++    6.68%     7.98%++
Net Assets, End of Period (000s)..............................  $65,274    $45,122   $32,583
Ratios to Average Net Assets:
  Total expenses before dividend expense on short sales(4)(5).     1.90%+     1.90%     1.90%+
  Dividend expense from short sales...........................     0.78+      0.61      0.80+
  Total expenses..............................................     2.68+      2.51      2.70+
  Net investment income.......................................     2.05+      3.71      2.65+
Portfolio Turnover Rate.......................................      107%       317%      249%

--------
(1)For the six months ended September 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from May 10, 1999 (commencement of operations) to March 31, 2000.
(4)The manager has agreed to waive a portion of its management fee for the six months ended September 30, 2001, the year ended March 31, 2001 and the period ended March 31, 2000. If such fees were not waived or dividend expense not included, the per share decrease to net investment income and the actual expense ratios would have been as follows:

                                                           Expense Ratio Without
                                    Per Share Decrease to Fee Waiver and Dividend
                                    Net Investment Income Expense from Short Sales
                                    --------------------- ------------------------
        2001(1)....................         $0.00*                     1.99%+
        2001.......................          0.01                      2.05
        2000.......................          0.05                      2.64+

(5) As a result of a voluntary expense limitation, expense ratios will not exceed 1.90%.
*  Amount represents less than $0.01 per share.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+  Annualized.

                            SALOMONSMITHBARNEY.COM






                          [LOGO] Salomon Smith Barney

  This report is submitted for the general information of the shareholders of Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's
     Investment policies, charges and expenses as well as other pertinent information.
 TK 2122 11/01  Consulting Group Capital Markets Funds . 222 Delaware Avenue .
                        Wilmington, Delaware  .  19801

                               Consulting Group
                             Capital Markets Funds

                  Global Sciences and Technology Investments


         Semi-Annual Report
         September 30, 2001
                                      [LOGO] TRAK(R)
                                      Personalized Investment Advisory Service

         -------------------------------------------------------------
         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE
         -------------------------------------------------------------

                                    [Graphic]

                             Consulting Group Logo

Table of Contents


SHAREHOLDER LETTER..........................................................  1

SCHEDULE OF INVESTMENTS.....................................................   3

STATEMENT OF ASSETS AND LIABILITIES.........................................   7

STATEMENT OF OPERATIONS.....................................................   8

STATEMENTS OF CHANGES IN NET ASSETS.........................................   9

NOTES TO FINANCIAL STATEMENTS...............................................  10

FINANCIAL HIGHLIGHTS........................................................  15

Consulting Group Capital Markets Funds


Dear Shareholders:

After a dismal year 2000, the technology sector continued to experience one of the most substantial declines in history in this year's first eight months. Year-to-date, the technology heavy Nasdaq Composite Index declined 26.92% through August 31, 2001. During this same time period, the large capitalization Nasdaq 100 Index slid 37.24%. Since the market peak in April 2000, both indices are now off more than 65%.

Production overcapacity and too much inventory have characterized every recession. This technology recession has been no different. Largely due to the unusually high level of demand associated with the Y2K upgrade in 1999, capacity and inventories built to unprecedented levels. Today, we are seeing strong evidence that much of the excess inventories have been purged from the technology sector. Our advisers see the personal computer upgrade cycle beginning with the release of Microsoft's Windows XP operating system. In addition, we are now seeing inventory levels across many sectors of technology returning to more normal levels. And finally, today's valuations are back down to market trough levels.

We now have three consecutive months of improving book-to-bill ratios (orders vs. shipments) for the printed circuit board industry, as well as the semiconductor capital equipment industry. This is important because it shows that a trend of accelerating order growth is appearing along the component supply chain for many sub-sectors of technology. As we have seen in the past, a recovery cannot occur until inventories have returned close to normal levels and our advisers are now seeing positive data points along these lines.

Consulting Group Capital Markets Funds -- Global Sciences and Technology Investments ("Portfolio")

The Portfolio was not immune to the wider market's conditions, returning negative 33.85%, and slightly underperformed its Lipper Peer Group Average of Science and Technology Funds which returned negative 30.89% for the six months ended September 30, 2001. The Portfolio benefited from a multiple manager approach that blended two distinct styles of technology investing. Elijah Asset Management employs fundamental research, consisting of macro assessments, thematic approaches, trend analysis and portfolio construction techniques. INVESCO Funds Group invests broadly throughout the technology universe including hardware, software, semiconductors, telecom equipment and services and service-related companies in the information technology industry. They diversify aggressively within the Portfolio by not concentrating positions excessively. Equally important, their stock selection focuses on market leading companies, which tend to be less volatile. Consulting Group, in its capacity as Investment Manager, notes that Elijah Asset Management and INVESCO Funds Group are allocated approximately 50% of the Portfolio each.

Market Outlook

The terrorist acts in the United States have increased equity market volatility, steepened yield curves and advanced the dollar's decline. The risk of U.S. recession is growing and continuing negative consumer sentiment will undoubtedly result in near-term pressure on consumer demand. Amongst all of this, we still have witnessed nine interest rate cuts from the U.S. Federal Reserve Board, a U.S. tax refund and the highest levels of cash since the 1990 recession -- all key components for a resumption of growth sometime in the near future. As in the past, the technology sector is still expected to be a large contributor to this growth. And with the beginning of a potentially large technology upgrade cycle, the catalysts may be there.

While the market volatility and valuation retrenchment have been painful, the need to adhere to a long-term investment strategy becomes that much more important. Diversification cannot completely eliminate risk but it is an important component to anyone's investment goals. Sector funds may be more volatile than diversified equity funds, and are more suitable to an aggressive portion of the portfolio.

If you have any questions on your investments, we encourage you to speak with your Financial Consultant. We thank you for your continued support.

Sincerely,


/s/ Heath B. McLendon               /s/ Frank L. Campanale
Heath B. McLendon                   Frank L. Campanale
Chairman                            Investment Officer of the
                                    Consulting Group Capital Markets Funds
September 30, 2001

          Schedule of Investments
          September 30, 2001(unaudited)



        Shares                   Security                       Value
        -----------------------------------------------------------------
        COMMON STOCK -- 95.1%
        Aerospace/Defense -- 0.4%
           200 Raytheon Co.................................. $     6,950
           900 Teledyne Technologies Inc.*..................      14,355
                                                             -----------
                                                                  21,305
                                                             -----------
        Commercial Services -- 1.1%
         1,000 Accenture Ltd.*..............................      12,750
         1,600 First Health Group Corp.*....................      47,008
           500 KPMG Consulting Inc.*........................       5,405
                                                             -----------
                                                                  65,163
                                                             -----------
        Computers -- 17.1%
           700 Affiliated Computer Services, Class A Shares*      56,987
           700 The Bisys Group, Inc.*.......................      37,114
         5,050 Brocade Communications Systems, Inc.*........      70,852
         1,000 Cadence Design Systems, Inc.*................      16,650
        26,200 Compaq Computer Corp.........................     217,722
           900 Computer Sciences Corp.......................      29,853
        19,450 Dell Computer Corp.*.........................     360,409
           300 Electronic Data Systems Corp.................      17,274
        10,050 EMC Corp.....................................     118,088
         1,000 McDATA Corp.*................................       8,450
           500 Network Appliance, Inc.*.....................       3,400
           700 Research In Motion Ltd.*.....................      11,256
         3,800 Sun Microsystems, Inc.*......................      31,426
           700 Synopsys, Inc.*..............................      28,077
         1,100 VERITAS Software Corp.*......................      20,284
                                                             -----------
                                                               1,027,842
                                                             -----------
        Electronics -- 9.6%
         1,900 Celestica Inc.*..............................      51,870
        15,000 Flextronics International Ltd.*..............     248,100
         8,650 Jabil Circuit, Inc.*.........................     154,835
         2,300 Sanmina Corp.*...............................      31,234
         2,200 Solectron Corp.*.............................      25,630
         3,450 Vishay Intertechnology, Inc.*................      63,480
                                                             -----------
                                                                 575,149
                                                             -----------
        Entertainment -- 0.1%
           200 Macrovision Corp.*...........................       5,682
                                                             -----------
        Home Furnishings -- 0.9%
         2,100 Polycom, Inc.*...............................      51,177
                                                             -----------
        Internet -- 5.4%
         3,200 Check Point Software Technologies Ltd.*......      70,464
         3,900 EarthLink, Inc.*.............................      59,397
         1,000 Liberate Technologies, Inc.*.................       9,960
         3,450 Symantec Corp.*..............................     119,612
         2,800 TIBCO Software Inc.*.........................      20,552
         1,000 VeriSign, Inc.*..............................      41,900
                                                             -----------
                                                                 321,885
                                                             -----------
        Media -- 6.8%
         4,750 AOL Time Warner Inc..........................     157,225
           800 Charter Communications, Inc., Class A Shares*       9,904
         6,050 Comcast Corp., Class A Shares................     217,014


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)



     Shares                      Security                         Value
     ----------------------------------------------------------------------
     Media -- 6.8% (continued)
      1,100 Gemstar-TV Guide International, Inc.*............. $    21,681
                                                               -----------
                                                                   405,824
                                                               -----------
     Semiconductors - Components Integrated Circuits -- 7.2%
      1,800 Analog Devices, Inc.*.............................      58,860
      1,000 Atmel Corp.*......................................       6,680
        900 Cypress Semiconductor Corp.*......................      13,374
      1,300 GlobeSpan, Inc.*..................................      11,752
      1,200 Integrated Device Technology, Inc.*...............      24,144
      2,100 Linear Technology Corp............................      68,880
      1,300 Maxim Integrated Products, Inc.*..................      45,422
     17,680 Taiwan Semiconductor Manufacturing Co. Limited....     167,783
      3,480 United Microelectronics Corp.*....................      18,514
      2,000 Vitesse Semiconductor Corp.*......................      15,500
                                                               -----------
                                                                   430,909
                                                               -----------
     Semiconductors - Electronic Components -- 12.3%
      1,600 Applied Micro Circuits Corp.*.....................      11,184
      6,400 Intel Corp........................................     130,496
     15,900 LSI Logic Corp.*..................................     186,825
      2,900 Microchip Technology Inc.*........................      77,720
      4,650 Micron Technology, Inc............................      87,560
        188 Micron Technology, Inc., Warrants expire 5/15/08*+       1,246
        800 National Semiconductor Corp.*.....................      17,640
        900 PMC-Sierra, Inc.*.................................       9,351
        700 QLogic Corp.*.....................................      13,300
      1,600 Texas Instruments Inc.............................      39,968
      7,150 Xilinx, Inc.*.....................................     168,240
                                                               -----------
                                                                   743,530
                                                               -----------
     Semiconductors - Equipment -- 12.5%
      7,850 Applied Materials, Inc.*..........................     223,254
      1,200 ASML Holding N.V.*................................      13,452
        700 KLA-Tencor Corp.*.................................      22,106
        700 Kulicke & Soffa Industries, Inc.*.................       7,630
     13,900 Lam Research Corp.................................     235,605
        800 LTX Corp.*........................................      10,888
      7,950 Novellus Systems, Inc.*...........................     227,052
        500 Teradyne, Inc.*...................................       9,750
                                                               -----------
                                                                   749,737
                                                               -----------
     Software -- 12.4%
      1,200 BEA Systems, Inc.*................................      11,508
        800 BMC Software, Inc.*...............................      10,160
        800 Computer Associates International, Inc............      20,592
        800 First Data Corp...................................      46,608
      1,350 Fiserv, Inc.*.....................................      46,170
      3,900 Intuit Inc.*......................................     139,620
      1,200 Mercury Interactive Corp..........................      22,848
      6,650 Microsoft Corp.*..................................     340,281
      2,600 Oracle Corp.*.....................................      32,708
        500 PeopleSoft, Inc.*.................................       9,020
      1,500 Rational Software Corp.*..........................      12,990
        400 Siebel Systems, Inc.*.............................       5,204
      3,400 SmartForce Public Ltd. Co.*.......................      55,624
                                                               -----------
                                                                   753,333
                                                               -----------


                      See Notes to Financial Statements.

Schedule of Investments
(unaudited) (continued)



 Shares                                                 Security                                                  Value
---------------------------------------------------------------------------------------------------------------------------
Telecommunications -- 9.3%
     700  Amdocs Ltd.*........................................................................................ $    18,655
     600  CIENA Corp.*........................................................................................       6,174
   2,700  Cisco Systems, Inc.*................................................................................      32,886
     900  Comverse Technology, Inc.*..........................................................................      18,432
     700  Emulex Corp.*.......................................................................................       6,657
   1,400  Extreme Networks, Inc.*.............................................................................       9,674
     500  Finisar Corp.*......................................................................................       1,980
   1,660  JDS Uniphase Corp.*.................................................................................      10,491
   2,300  Nextel Communications, Inc.*........................................................................      19,918
   1,600  Nokia Oyj...........................................................................................      25,040
   5,600  Nortel Networks Corp................................................................................      31,416
   1,000  ONI Systems Corp.*..................................................................................       4,030
     900  PictureTel Corp.*...................................................................................       5,382
   1,900  Powerwave Technologies, Inc.*.......................................................................      22,648
     300  QUALCOMM Inc.*......................................................................................      14,262
   2,100  RF Micro Devices, Inc.*.............................................................................      34,902
     300  SBC Communications Inc..............................................................................      14,136
     700  Scientific-Atlanta, Inc.............................................................................      12,285
   1,600  Sprint Corp. (FON Group)............................................................................      38,416
     500  Sprint Corp. (PCS Group)*...........................................................................      13,141
     900  Time Warner Telecom, Inc., Class A Shares*..........................................................       6,525
   3,900  Verizon Communications Inc..........................................................................     211,029
                                                                                                               -----------
                                                                                                                   558,079
                                                                                                               -----------
          TOTAL COMMON STOCK
          (Cost -- $9,623,242)................................................................................   5,709,615
                                                                                                               -----------

  Face
 Amount
--------
COMMERCIAL PAPER -- 1.4%
$ 25,000  Federal Home Loan Mortgage Corp., 3.360% due 1/3/02.................................................      24,776
  31,000  Federal National Mortgage Association, 3.380% due 10/30/01..........................................      30,910
  31,000  Federal National Mortgage Association, 3.350% due 1/24/02...........................................      30,662
                                                                                                               -----------
          TOTAL COMMERCIAL PAPER
          (Cost -- $86,348)...................................................................................      86,348
                                                                                                               -----------
REPURCHASE AGREEMENT -- 3.5%
 209,000  Goldman, Sachs & Co., 3.140% due 10/1/01; Proceeds at maturity -- $209,055; (Fully collateralized by
           U.S. Treasury Bills & Bonds, 0.000% to 5.375% due 1/10/02 to 2/13/31; Market value -- $213,180)
           (Cost -- $209,000).................................................................................     209,000
                                                                                                               -----------
          TOTAL INVESTMENTS -- 100%
          (Cost -- $9,918,590**)..............................................................................  $6,004,963
                                                                                                               ===========

--------
*  Non-income producing security.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.

          Schedule of Options Written
          September 30, 2001 (unaudited)



Contracts                                                           Expiration Strike Price  Value
------------------------------------------------------------------------------------------------------
    9     Oracle Corp..............................................   1/02         $20      $   (180)
    1     Polycom, Inc.............................................   1/02          30          (246)
    5     Verisign, Inc............................................   10/01         45          (950)
                                                                                            --------
          TOTAL CALL OPTIONS WRITTEN (Premiums received  -- $1,871)                           (1,376)
                                                                                            --------
   10     Dell Computer Corp.......................................   11/01         25        (6,500)
   13     Oracle Corp..............................................   1/02          15        (4,550)
                                                                                            --------
          TOTAL PUT OPTIONS WRITTEN (Premiums received -- $4,811)..                          (11,050)
                                                                                            --------
          TOTAL OPTIONS WRITTEN
          (Premiums received -- $6,682)............................                         $(12,426)
                                                                                            ========


                      See Notes to Financial Statements.

          Statement of Assets and Liabilities
          September 30, 2001 (unaudited)


ASSETS:
  Investments at value (Cost -- $9,918,590).......................... $ 6,004,963
  Cash...............................................................      45,575
  Receivable for securities sold.....................................      10,876
  Receivable for Fund shares sold....................................       1,219
  Dividends and interest receivable..................................         696
  Receivable from manager............................................      27,927
                                                                      -----------
  Total Assets.......................................................   6,091,256
                                                                      -----------
LIABILITIES:
  Written options, at value (Premiums received -- $6,682)............      12,426
  Accrued expenses...................................................      43,459
                                                                      -----------
  Total Liabilities..................................................      55,885
                                                                      -----------
Total Net Assets..................................................... $ 6,035,371
                                                                      ===========
NET ASSETS:
  Par value of shares of beneficial interest......................... $     1,756
  Capital paid in excess of par value................................  15,224,231
  Accumulated net investment loss....................................     (48,504)
  Accumulated net realized loss on security transactions and options.  (5,222,741)
  Net unrealized depreciation of investments and options.............  (3,919,371)
                                                                      -----------
Total Net Assets..................................................... $ 6,035,371
                                                                      ===========
Shares Outstanding...................................................   1,756,162
                                                                      ===========
Net Asset Value, per share (and redemption price)....................       $3.44
                                                                      ===========

                      See Notes to Financial Statements.

          Statement of Operations
          For the Six Months Ended September 30, 2001 (unaudited)


INVESTMENT INCOME:
  Interest..................................................................... $     8,942
  Dividends....................................................................       5,602
  Less: Foreign withholding tax................................................        (447)
                                                                                -----------
  Total Investment Income......................................................      14,097
                                                                                -----------
EXPENSES:
  Management fee (Note 2)......................................................      40,813
  Registration fees............................................................      12,397
  Administration fees (Note 2).................................................       9,692
  Shareholder communications...................................................       9,177
  Custody......................................................................       8,975
  Audit and legal..............................................................       5,890
  Shareholder and systems servicing fees.......................................       5,378
  Trustee's fees...............................................................         700
  Other expenses...............................................................       1,485
                                                                                -----------
  Total Expenses...............................................................      94,507
  Less: Management fee waiver and expense reimbursement (Note 2)...............     (31,906)
                                                                                -----------
  Net Expenses.................................................................      62,601
                                                                                -----------
Net Investment Loss............................................................     (48,504)
                                                                                -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND OPTIONS (NOTES 3 AND 5):
  Realized Gain (Loss) From:
   Security transactions (excluding short-term securities).....................  (2,975,907)
   Options written.............................................................      14,076
                                                                                -----------
  Net Realized Loss............................................................  (2,961,831)
                                                                                -----------
  Change in Net Unrealized Appreciation of Investments and Options:
   Beginning of period.........................................................  (3,940,351)
   End of period...............................................................  (3,919,371)
                                                                                -----------
  Decrease in Net Unrealized Depreciation......................................      20,980
                                                                                -----------
Net Loss on Investments and Options............................................  (2,940,851)
                                                                                -----------
Decrease in Net Assets From Operations......................................... $(2,989,355)
                                                                                ===========


8


                      See Notes to Financial Statements.

          Statements of Changes in Net Assets
          For the Six Months Ended September 30, 2001 (unaudited) and the Period Ended March 31, 2001(a)


                                                                 September 30   March 31
                                                                 ------------  -----------
OPERATIONS:
 Net investment loss............................................ $    (48,504) $   (29,360)
 Net realized loss..............................................   (2,961,831)  (2,260,910)
 (Increase) decrease in net unrealized depreciation.............       20,980   (3,940,351)
                                                                 ------------  -----------
 Decrease in Net Assets From Operations.........................   (2,989,355)  (6,230,621)
                                                                 ------------  -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income..........................................           --           --
                                                                 ------------  -----------
 Decrease in Net Assets From Distributions to Shareholders......           --           --
                                                                 ------------  -----------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares...............................      433,761   22,881,339
 Net asset value of shares issued for reinvestment of dividends.           --           --
 Cost of shares reacquired......................................   (1,827,862)  (6,231,891)
                                                                 ------------  -----------
 Increase (Decrease) in Net Assets From Fund Share Transactions.   (1,394,101)  16,649,448
                                                                 ------------  -----------
Increase (Decrease) in Net Assets...............................   (4,383,456)  10,418,827
NET ASSETS:
 Beginning of period............................................   10,418,827           --
                                                                 ------------  -----------
 End of period.................................................. $  6,035,371  $10,418,827
                                                                 ============  ===========
* Includes accumulated net investment loss of:..................     $(48,504)          --
                                                                 ============  ===========

--------
(a)For the period from November 28, 2000 (commencement of operations) to March 31, 2001.



                      See Notes to Financial Statements.

          Notes to Financial Statements
          (unaudited)



1. Significant Accounting Policies

Global Sciences and Technology Investments ("Portfolio"), a separate investment portfolio of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of the Portfolio and seventeen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Index Investments, Multi-Strategy Market Neutral Investments and Multi-Sector Fixed Income Investments. The financial statements and financial highlights for the other portfolios are presented in separate shareholder reports.

The significant accounting policies consistently followed by the Portfolio are:
(a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income earned on investments and dividend expense incurred on short sales is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Portfolio determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Portfolio are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. At March 31, 2001, reclassifications were made to the capital accounts of the Portfolio to reflect permanent book/tax differences and income and gains available for distributions under income tax regulations. Accordingly, accumulated net investment loss amounting to $29,360 was reclassified to paid-in capital. Net investment income, net realized gains and net assets were not affected by this change; and
(j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

In addition, the Portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

Notes to Financial Statements
(unaudited) (continued)



2. Investment Advisory Agreement, Administration Agreement and Other
Transactions

The Fund has entered into an investment management agreement ("Management Agreement") with Smith Barney Fund Management LLC ("SBFM"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"), which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"). The Consulting Group, a division of SBFM, provides investment evaluation services with respect to the investment advisers of the Fund. SBFM has entered into an investment advisory agreement with each adviser selected for the Portfolio (collectively, "Advisers").

Under the Management Agreement, the Portfolio pays SBFM a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SBFM pays each Adviser, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SBFM to each Adviser are indicated below:

                                                                                          Maximum
                                                                          Actual         Allowable
                                                             Advisory   Management Fee     Annual
Advisers                                                        Fee       Incurred      Management Fee
-------------------------------------------------------------------------------------------------------
Global Sciences and Technology Investments ..................               0.85%           0.90%
 INVESCO Funds Group, Inc. ..................................   0.65%
 Elijah Asset Management, LLC. ..............................   0.55

For the six months ended September 30, 2001, SBFM waived a portion of its management fee amounting to $12,115.

SBFM also acts as the Fund's administrator for which the Portfolio pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Portfolio's transfer agent and PFPC Global Fund Services ("PFPC") acts as the Portfolio's sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CFTC. For the six months ended September 30, 2001, the Portfolio paid transfer agent fees of $1,932 to CFTC.

For the six months ended September 30, 2001, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates received $279 in brokerage commissions.

All officers and one Trustee of the Fund are employees of Citigroup or its affiliates.

3. Investments

During the six months ended September 30, 2001, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

Purchases.......................................................... $4,074,952
                                                                    ==========
Sales.............................................................. $5,010,306
                                                                    ==========

Notes to Financial Statements
(unaudited) (continued)



At September 30, 2001, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation.................................... $    60,799
Gross unrealized depreciation....................................  (3,974,426)
                                                                  -----------
Net unrealized depreciation...................................... $(3,913,627)
                                                                  ===========

4. Futures Contracts

Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

At September 30, 2001, the Portfolio did not hold any futures contracts.

5. Option Contracts

Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Portfolio will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

At September 30, 2001, the Portfolio did not hold any purchased call or put option contracts.

When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

Notes to Financial Statements
(unaudited) (continued)



The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

The following written call option transactions occurred during the six months ended September 30, 2001:

                                                   Number of
                                                   Contacts  Premiums
                                                   --------- --------
Options written, outstanding at March 31, 2001....     --    $      0
Options written...................................     97      31,857
Options canceled in closing purchase transactions.    (47)    (18,638)
Options expired...................................    (27)     (8,688)
Options exercised.................................     (8)     (2,660)
                                                      ---    --------
Options written, outstanding at September 30, 2001     15    $  1,871
                                                      ===    ========

The following written put option transactions occurred during the six months ended September 30, 2001:

                                                   Number of
                                                   Contacts  Premiums
                                                   --------- --------
Options written, outstanding at March 31, 2001....     --    $     0
Options written...................................     42      9,724
Options canceled in closing purchase transactions.     (6)    (1,034)
Options expired...................................    (12)    (3,652)
Options exercised.................................     (1)      (227)
                                                      ---    -------
Options written, outstanding at September 30, 2001     23    $ 4,811
                                                      ===    =======

6. Repurchase Agreements

The Portfolio purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Portfolio requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

7. Short Sales of Securities

A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

At September 30, 2001, the Portfolio did not have any open short sale transactions.

Notes to Financial Statements
(unaudited) (continued)



8. Shares of Beneficial Interest

At September 30, 2001, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                       Six Months Ended   Period Ended
                                      September 30, 2001 March 31, 2001+
                                      ------------------ ---------------
        Shares sold..................        87,634         2,837,059
        Shares issued on reinvestment            --                --
        Shares reacquired............      (335,833)         (832,698)

                                           --------         ---------
        Net Increase (Decrease)......      (248,199)        2,004,361

                                           ========         =========

--------
+For the period from November 28, 2000 (commencement of operations) to March
 31, 2001.

          Financial Highlights



For a share of beneficial interest outstanding throughout each year ended March 31, unless otherwise noted:

                                                2001(1)(2) 2001(2)(3)
                                                ---------- ----------
           Net Asset Value, Beginning of Period    $5.20      $8.00

                                                 -------    -------
           Loss From Operations:
             Net investment loss (4)...........    (0.03)     (0.02)
             Net realized and unrealized loss..    (1.73)     (2.78)

                                                 -------    -------
           Total Loss From Operations..........    (1.76)     (2.80)

                                                 -------    -------
           Less Distributions From:
             Net investment income.............       --         --

                                                 -------    -------
           Total Distributions.................       --         --

                                                 -------    -------
           Net Asset Value, End of Period......    $3.44      $5.20

                                                 =======    =======
           Total Return++......................   (33.85)%   (35.00)%
           Net Assets, End of Period (000s)....  $ 6,035    $10,419
           Ratios to Average Net Assets+:
            Expenses (4)(5)....................     1.30%      1.30%
            Net investment loss................    (1.01)     (0.60)
           Portfolio Turnover Rate.............       45%        55%

--------
(1)For the six months ended September 30, 2001 (unaudited).
(2)Per share amounts have been calculated using the monthly average shares method.
(3)For the period from November 28, 2000 (commencement of operations) to March 31, 2001.
(4)The manager has waived a portion of its management fee and reimbursed expenses of $19,791 and $69,415 for the six months ended September 30, 2001 and the period ended March 31, 2001, respectively. If such fees were not waived or expenses not reimbursed, the per share increase to net investment loss and the actual expense ratio would have been as follows:

                                               Expense Ratio Without
                       Per Share Increase to         Fee Waiver
                        Net Investment Loss  and Expense Reimbursement+
                       --------------------- --------------------------
            2001(1)...         $0.02                    1.97%
            2001(3)...          0.04                    2.96

(5)As a result of a voluntary expense limitation, the ratio of expenses to average net assets will not exceed 1.30%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

                            SALOMONSMITHBARNEY.COM





                             [LOGO] Salomon Smith Barney
                             A member of citigroup [LOGO]
         Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.

This report is submitted for the general information of the shareholders of
 Consulting Group Capital Markets Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's Investment policies, charges and expenses as well as other pertinent information.
TK 0550, 9/01  Consulting Group Capital Markets Funds . 222 Delaware Avenue .
                        Wilmington, Delaware  .  19801